Income Taxes - Schedule of Net Operating Loss Carryforwards (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	¥ 80,529,758	¥ 47,426,238
Expire In Tax Year 2026 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,611,109
Expire In Tax Year 2027 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,009,456
Expire In Tax Year 2028 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	16,586,588
Expire In Tax Year 2029 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	24,870,235
Expire In Tax Year 2030 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	¥ 35,452,370